HSBC Holdings statement of changes in equity (Parenthetical) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Feb. 28, 2025 USD ($)
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares			$ 0.82		$ 0.53
Authorized amount for share buy-back program						$ 3,000		$ 3,000		$ 2,000
Redemption of securities			$ 2,250	[1]	$ 4,003
Transfers	[2]		0		0
HSBC Overseas Holdings (UK) Limited
Impairment loss recognised in profit or loss			11,400		5,500
Merger and other reserves
Transfers	[2]		(2,945)		(5,130)
Merger and other reserves | HSBC Overseas Holdings (UK) Limited
Transfers			(2,900)		(5,100)
Retained earnings
Redemption of securities					(20)
Transfers	[2]		2,945		5,130
Retained earnings | HSBC Overseas Holdings (UK) Limited
Transfers			$ (2,900)		$ (5,100)
HSBC Holdings
Dividends paid on ordinary shares per share (in dollars per share) | $ / shares			$ 0.82		$ 0.53
Authorized amount for share buy-back program						$ 3,000		$ 3,000		2,000
Redemption of securities			$ 2,250		$ 4,003
Transfers	[3]		0		0
HSBC Holdings | $1,500m issued at 6.950%
Notional amount										$ 1,500
Other equity instruments interest rate										6.95%
HSBC Holdings | SGD 800m issued at 5.000%
Notional amount									$ 800
Other equity instruments interest rate									5.00%
HSBC Holdings | $2,000m issued at 7.050%
Notional amount							$ 2,000
Other equity instruments interest rate							7.05%
HSBC Holdings | $2,250m issued at 6.375%
Other equity instruments interest rate									6.375%
Redemption of securities		$ 2,450
HSBC Holdings | Merger and other reserves
Transfers	[3]		(2,945)		(5,130)
HSBC Holdings | Retained earnings
Redemption of securities	[4],[5]		0		(20)
Transfers	[3],[4],[5]		$ 2,945		$ 5,130

[1]	Includes recycling of fair value losses of $1.5bn following completion of the sale of our retail banking operations in France.
[2]	At 31 December 2024, an impairment of $11.4bn (2023: $5.5bn) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$2.9bn (2023: $5.1bn) from the remaining historical associated merger reserve to retained earnings.

[3]	At 31 December 2024, an impairment of $11.4bn (2023: $5.5bn) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$2.9bn (2023: $5.1bn) from the remaining historical associated merger reserve to retained earnings.

[4]	At 31 December 2025, retained earnings included 35,354,337 own shares held. These include own shares held by HSBC Holdings for the benefit of beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans.

[5]	Retained earnings include unrealised profits from intercompany transactions and share-based payment reserves, which are excluded from distributable reserves. Distributable reserves include the distributable portions of retained earnings and the merger reserve. Distributable reserves are reduced by ordinary dividend payments, distributions on additional tier 1 instruments, share buy-backs and impairments in investments in subsidiaries. They are increased by profits and the realisation of retained earnings or merger reserves upon impairment of an associated investment in subsidiary.